Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
LEASES

NOTE 5 – LEASES

On December 11, 2020, the Company entered into a 5.5 - year lease agreement for approximately 10,300 square feet of administrative office and laboratories space, which commenced in December 2020 at a monthly rent of approximately $10,800, increasing by 2.5% annually beginning in the second year of the lease until the end of the term. Additionally, pursuant to the agreement, the Company would pay approximately $12,000 per month in operating expenses.

Effective April 1, 2022, the Company amended its lease agreement for administrative office and laboratories to add additional 3,053 square feet of space. The monthly cost of total expended lease space is approximately $15,260 increasing to $15,641 in 2023 and will continue to increase by 2.5% annually thereafter until the end of the term. The monthly operating expenses for total expanded premises have increased from approximately $12,000 to $17,500 per month. The term of the lease remains unchanged. As of September 30, 2022, the remaining lease term was 3.83 years. The lease had been classified as an operating lease.

The assets and liabilities from the lease were recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the discount rate of 3.95%, which is the average commercial interest available at the time.

The total rent expense for the three and nine months ended September 30, 2022 was $103,291 and $324,544, respectively (September 30, 2021 - $77,357 and $168,769, respectively).

The following table summarizes supplemental balance sheet information related to the operating lease as of September 30, 2022, and December 31, 2021:

	September 30, 2022	December 31, 2021
Right-of-use assets	$1,576,445	$1,158,776

Operating lease liabilities, current	$420,913	$277,142
Operating lease liabilities, non-current	1,155,532	881,634
Total operating lease liabilities	$1,576,445	$1,158,776

As of September 30, 2022, the maturities of the lease liabilities for the periods ending December 31 are as follows:

2022	$103,291
2023	423,495
2024	434,082
2025	444,934
2026	266,034
Total lease payments	1,671,836
Less: Present value discount	(95,391)
Total	$1,576,445

3. Leases

On December 11, 2020, the Company entered into a 5.5 - year lease agreement for administrative office and laboratories, which commenced in December 2020 at a monthly rent of approximately $10,817, increasing by 2.5% annually beginning in the second year of the lease until the end of the term. Additionally, pursuant to the agreement, the Company will pay approximately $12,000 per month in operating expenses. As at December 31, 2021, the remaining lease term was 4.42 years. The lease had been classified as an operating lease.

The assets and liabilities from the lease were recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the discount rate of 3.95%, which is the average commercial interest available to the Company at the time.

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2021:

	December 31, 2021	December 31, 2020
Right-of-use asset	$1,158,776	$1,317,830

Operating lease liabilities, current	$277,142	$243,292
Operating lease liabilities, non-current	881,634	1,074,538
Total operating lease liabilities	$1,158,776	$1,317,830

As at December 31, 2021, the maturities of the lease liabilities for the periods ended December 31 were as follows:

2022	$277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,239,518
Less: Present value discount	(80,742)
Total	$1,158,776